INCOME TAXESs (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Tax Carryforwards And Deductions Expiration Period One [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan. 01, 2017
Last year in period	Dec. 31, 2018
Tax effect of unspecified carryforward losses and deductions	$ 47
Tax Carryforwards And Deductions Expiration Period Two [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan. 01, 2019
Last year in period	Dec. 31, 2025
Tax effect of unspecified carryforward losses and deductions	$ 334
Tax Carryforwards And Deductions No Expiration [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	205
Tax Carryforwards And Deductions Indefinite [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	$ 473